Others - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Others [Line Items]
Unrealized exchange gain (loss) arising from significant foreign exchange variation	$ 486	$ 14,515	$ (2,986)	$ 2,632
Net loss description with regard to interest rate condition	At December 31, 2018 and 2019, if interest rate had been 0.2% higher/lower with all other conditions held constant, net loss for the years ended December 31, 2018 and 2019 would have been NT$653 thousand and NT$833 thousand (US$28 thousand) higher/lower, respectively.	At December 31, 2018 and 2019, if interest rate had been 0.2% higher/lower with all other conditions held constant, net loss for the years ended December 31, 2018 and 2019 would have been NT$653 thousand and NT$833 thousand (US$28 thousand) higher/lower, respectively.	At December 31, 2018 and 2019, if interest rate had been 0.2% higher/lower with all other conditions held constant, net loss for the years ended December 31, 2018 and 2019 would have been NT$653 thousand and NT$833 thousand (US$28 thousand) higher/lower, respectively.
Loss allowance			$ 18,132
If Interest Rates Had Been 0.2% Higher
Others [Line Items]
Change in net loss	$ 28	$ 833	653
If Interest Rates Had Been 0.2% Lower
Others [Line Items]
Change in net loss	28	833
Unrealized Exchange Gain (Loss) | Financial Assets Monetary Items
Others [Line Items]
Unrealized exchange gain (loss) arising from significant foreign exchange variation	$ 410	$ 12,271	$ 24	$ 329